Leases	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
Leases

Note 15. Leases

The Group has leases of office and warehouse buildings, land, vehicles, machinery and computer hardware. Rental contracts are for fixed terms varying between one and seven years.

Information about leases for which the Group is a lessee is presented below.

Right-of-use assets

Reconciliation of asset balances:

	Land and Buildings	Equipment and Machinery	Vehicles	Computers	Total
Balance as of January 1, 2020	30,874	6,609	79	734	38,296
Addition to right-of-use asset	8,543	1,415	(12)	1,076	11,022
Depreciation	(3,345)	(744)	(34)	(475)	(4,598)
Effect of changes in foreign exchange rates	(1,186)	(305)	(1)	(33)	(1,525)
Balance as of December 31, 2020	34,886	6,975	32	1,302	43,195
Addition to right-of-use asset	6,573	709	—	—	7,282
Depreciation	(3,311)	(463)	—	(449)	(4,223)
Derecognition of contracts	(126)	(58)	—	(86)	(270)
Reclassifications and others	559	(1,155)	(32)	—	(628)
Effect of changes in foreign exchange rates	(4,188)	(932)	—	(69)	(5,189)
Balance as of December 31, 2021	34,393	5,076	—	698	40,167

As of December 31, 2021, depreciation expense was recognized as follows: $3,633 (2020: $3,784) within administrative costs and $590 (2020: $814) within cost of goods sold, related to plant leases.

Due to the pharmaceutical production facility that was purchased from Strides Pharma, Inc., a U.S. subsidiary of the Indian-based pharmaceutical corporation, the Strides Group, the Group assumed some rights of use that were part of the acquisition transaction for an amount of $4,533.

Lease Liabilities

The Group’s lease liabilities are guaranteed by the lessor’s title to the leased assets. As of December 31, 2021 and 2020, the Group maintains the following opened balances:

	2021	2020
Non-current	21,894	26,537
Current	$9,853	10,262
Total	$31,747	$36,799

The remaining contractual maturity and repayment periods of the Group’s leases liabilities are exhibited in Note 27. Financial instruments

Carrying amounts of lease liabilities are included in Borrowings’ balance, refer to Note 19. Borrowings.

Due to the pharmaceutical production facility that was purchased from Strides Pharma, Inc., a U.S. subsidiary of the Indian-based pharmaceutical corporation, the Strides Group, the Group assumed all obligations and liabilities undertaken as sublessee under the Sublease Agreement, that is part of the acquisition transaction with a pending balance of $4,533.

Amounts recognized in the Consolidated Statement of Profit or Loss

	For the year ended December 31
	2021	2020
Interest on lease liabilities	720	601
Expense relating to low value assets	123	668
Expense relating to short term leases	1,217	828

Amounts recognized in Consolidated Statements of Cash Flows

The total cash outflow for leases amounts to $8,854 (2020: $5,733). The principal amount of the lease liabilities and estimated interest payments contractual maturity and repayment periods are included in Note 27. Financial instruments.